1. Description of Business, Organization and Principles of Consolidation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Description Of Business Organization And Principles Of Consolidation
1. Description of Business, Organization and Principles of Consolidation

Description of Business

One Horizon Group, Inc., (the “Company” or “Horizon”) develops proprietary software primarily in the Voice over Internet Protocol (VoIP) and bandwidth optimization markets (“Horizon Globex”) and provides it under perpetual license arrangements (“Master License”) throughout the world. The Company sells related user licenses and software maintenance services as well.

Interim Period Financial Statements

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) for interim financial information and with the Securities and Exchange Commission’s instructions. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements.  The results of operations reflect interim adjustments, all of which are of a normal recurring nature and, in the opinion of management, are necessary for a fair presentation of the results for such interim period.  The results reported in these interim consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year.  Certain information and note disclosure normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to the Securities and Exchange Commission’s rules and regulations.  These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013, as filed with the Securities and Exchange Commission on April 15, 2014.

Principles of Consolidation and Combination

The September 30, 2014 and 2013 consolidated financial statements include the accounts of One Horizon Group, Inc. and its wholly owned subsidiaries OHG, Horizon Globex GmbH, Abbey Technology GmbH, One Horizon Hong Kong Limited, Horizon Globex Ireland Limited, Global Phone Credit Limited, One Horizon Group Pte., Limited and Ishuo Network Information Co., Ltd. together with Horizon Network Technology Co. Ltd. which is a 75% owned subsidiary.

All significant intercompany balances and transactions have been eliminated.

Description of Business

One Horizon Group, Inc., (the “Company” or “Horizon”) develops proprietary software primarily in the Voice over Internet Protocol (VoIP) and bandwidth optimization markets (“Horizon Globex”) and provides it under perpetual license arrangements (“Master License”) throughout the world. The Company sells related user licenses and software maintenance services as well.

Organization

On November 30, 2012, the predecessor company “ICE” acquired all of the stock of One Horizon Group plc (“OHG”), a company incorporated in the United Kingdom through the issuance of 29,755,794 shares of common stock of the Company. Upon completion of this transaction the former shareholders of OHG controlled approximately 96% of the outstanding stock of the Company and OHG was deemed the acquiring entity The share exchange has been accounted for as a reverse acquisition. The historical combined financial statements of OHG form the consolidated financial statements presented. For accounting purposes ICE was considered to have been acquired as of November 30, 2012.

The consolidated financial statements reflect the deemed acquisition of ICE by OHG and the recognition of the 1,160,051 shares of common stock, with a fair value of $170,000, at November 30, 2012.

On December 31, 2012 the Company sold the operations of Global Integrated Media Limited and Modizo for the return of 70,000 shares of common stock with a fair value of $420,000. These companies were subsidiaries and divisions of ICE.

On August 6, 2013, the Company's shareholders approved the reverse split of the Company's common stock at a ratio of 1-for-600.  The reverse stock split proportionately reduced the number of all issued and outstanding common shares and adjusted the number of shares underlying outstanding stock options and warrants.

On August 26, 2013 the Company continued its corporate entity from Pennsylvania to Delaware. There was no change in authorized and issued share capital as all shareholders transferred intact.

Principles of Consolidation and Combination

The December 31, 2013 consolidated financial statements include the accounts of One Horizon Group, Inc., its wholly owned subsidiaries OHG, Abbey Technology GmbH, Horizon Globex GmbH, Global Phone Credit Ltd., Horizon Globex Ireland Ltd., One Horizon Hong Kong Ltd., and Global Phone Credit together with Ishuo Network Information Co., Ltd which is controlled by One Horizon Group, Inc. The consolidated financial statements also include the accounts of One Horizon Hong Kong Ltd.’s 75% owned subsidiary, Horizon Network Technology Co., Ltd, which is both controlled and managed by One Horizon Hong Kong Ltd.

The December 31, 2012 and June 30, 2012 consolidated financial statements include the accounts of One Horizon Group, Inc. and its subsidiaries, Horizon Globex GmbH (“HGG”) and Abbey Technology GmbH (“ATG”). The accounts and operations of ICE, including its subsidiaries Global Integrated Media Limited and Global Integ. Media (GIM) Ltd., Corporation, have been included from the time of the share exchange on November 30, 2012 until divestiture on December 31, 2012. For financial statement presentation prior to November 30, 2012, the reporting entity consists of the combined financial statements of OHG and its two subsidiaries, HGG and ATG.

Prior to the share exchange referred to above, OHG owned separate legal entities which operated in a separate line of business, Satcom Global. That line of business was sold in a transaction executed in October 2012, prior to the share exchange with ICE. The historical financial statements presented as it relates to dates prior to the share exchange are those of the separate combined operations of OHG and its two subsidiaries, which are presented on a carve-out basis from the discontinued historical operations of Satcom Global. Management of the Company considers the basis on which the expenses have been allocated to the combined group to be a reasonable reflection of the utilization of the services provided to or received from during the periods presented. All revenues, expenses, gains and losses, assets and liabilities related to the Satcom Global business have been eliminated from these combined financial statements.

All significant intercompany balances and transactions have been eliminated.